UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/10

FORM N-CSR

Item 1.                        Reports to Stockholders.

# Dreyfus Institutional Reserves Funds

**ANNUAL REPORT** December 31, 2010

**Dreyfus Institutional Reserves Money Fund**

**Dreyfus Institutional Reserves Treasury Fund**

**Dreyfus Institutional Reserves Treasury Prime Fund**

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered
Public Accounting Firm	25
Important Tax Information	26
Information About the Review
and Approval of the Funds’
Management Agreement	27
Board Members Information	31
Officers of the Fund	32

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

  Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1, 2010, through December 31, 2010

Although 2010 proved to be a volatile year for many longer-term assets, such as stocks and bonds, the report ing period ended with many asset categories producing respectable, positive returns. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages.Therefore, we are guard edly optimistic regarding the U.S. economy’s prospects in 2011, and many experts believe inflationary pressures and short-term interest rates should remain low over the near term, potentially preventing any significant rise in money market yields.What does this mean for your investment portfolio? We suggest talking to your financial advisor, who can help you review your allocations and your current liquid asset needs, and identify potential opportunities suitable for your individual needs and risk tolerance in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF

FUND PERFORMANCE

For the period of January 1, 2010, through December 31, 2010, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2010, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.20	0.20
Hamilton Shares	0.15	0.15
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.05	0.05
Hamilton Shares	0.01	0.01
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Agency Shares	0.00	0.00

Money market yields remained near historical lows throughout 2010 as the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged in a generally sluggish economic environment.

Recovery Strengthened but Fed Remained on Hold

2010 began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a range between 0% and 0.25%. While the economy expanded in the first quarter of 2010 at a relatively mild 3.7% annualized rate, it was encouraging news nonetheless for investors eager to see an end to recession. In fact, job creation began to improve during the first quarter after many months of losses.

Investors were further cheered in May when 431,000 additional new jobs were created, although many were temporary government workers hired for the 2010 Census. However, the economic outlook soon took a turn for the worse when a resurgent sovereign debt crisis in Europe rattled investors. U.S. industrial production moderated in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP declined to an annualized 1.7% rate during the second quarter.

Yet, in July, the manufacturing and service sectors of the U.S. economy continued to expand. Still, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary census hiring. Sales of new homes fell to a 47-year low in August, while purchases of existing homes plummeted to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. Economic data released in September appeared to confirm that the economic recovery, while intact, remained tenuous as employment and housing data showed few signs of improvement. U.S. GDP grew at a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Fed indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 million of U.S.Treasury securities.This move was designed to fight deflationary forces and encourage lending by injecting more cash into the financial system. Indeed, October brought better economic news. The private sector added 159,000 jobs, with much of the gain coming from the services sector. However, issues regarding the banking industry’s foreclosure process further clouded an already murky outlook for home values.

Economic data remained encouraging in November, except for one critical measure: the economy created only 93,000 jobs during the month.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data.

December continued to show signs of improvement, including better data from the labor market as new unemployment claims moderated and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season proved to be a relatively healthy one for retailers, bolstering the services sector.

Quality and Liquidity Are Paramount

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum. It continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

The economic recovery appears to be gathering momentum, and we are hopeful that money market yields will respond to a more constructive market environment in 2011. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

January 18, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment†
assuming actual returns for the six months ended December 31, 2010
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .71	$ .96	$ 1.46	$ 1.97	$ 2.02
Ending value (after expenses)	$1,001.30	$1,001.10	$1,000.60	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .71	$ .96	$ 1.06	$ 1.06	$ 1.06
Ending value (after expenses)	$1,000.40	$1,000.10	$1,000.00	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .71	$ .76	$ .76	$ .76	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .29% for Agency Shares,
.39% for Premier Shares and .40% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton
Shares, .21% for Agency Shares, .21% for Premier Shares and .21% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .14% for
Institutional Shares, .15% for Hamilton Shares, .15% for Agency Shares and .15% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment†
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .71	$ .97	$ 1.48	$ 1.99	$ 2.04
Ending value (after expenses)	$1,024.50	$1,024.25	$1,023.74	$1,023.24	$1,023.19
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .71	$ .97	$ 1.07	$ 1.07	$ 1.07
Ending value (after expenses)	$1,024.50	$1,024.25	$1,024.15	$1,024.15	$1,024.15
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .71	$ .77	$ .77	$ .77	—
Ending value (after expenses)	$1,024.50	$1,024.45	$1,024.45	$1,024.45	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .29% for Agency Shares,
.39% for Premier Shares and .40% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton
Shares, .21% for Agency Shares, .21% for Premier Shares and .21% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .14% for
Institutional Shares, .15% for Hamilton Shares, .15% for Agency Shares and .15% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS
December 31, 2010

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—39.1%
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.20%, 1/6/11	275,000,000	275,000,000
Barclays Bank
0.81%, 1/10/11	100,000,000 [a]	100,000,000
Barclays U.S. Funding
0.82%, 1/5/11	200,000,000 [a]	200,000,000
BNP Paribas (Yankee)
0.56%, 2/9/11	250,000,000	250,000,000
Citibank N.A.
0.36%, 2/24/11	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.31%, 1/12/11	400,000,000	400,000,000
Fortis Bank SA/NV (Yankee)
0.52%, 2/14/11	100,000,000	100,000,000
Natixis (Yankee)
0.36%, 1/5/11	300,000,000	300,000,000
Royal Bank of Canada
0.39%, 1/3/11	250,000,000 [a]	250,000,000
Westpac Banking Corp.
0.30%, 2/16/11	250,000,000 [a,b]	250,000,000
Total Negotiable
Bank Certificates of Deposit
(cost $2,425,000,000)		2,425,000,000

Commercial Paper—19.2%
ASB Bank Ltd.
0.41%, 4/14/11	100,000,000 [b]	99,884,125
Commonwealth Bank of Australia
0.26%, 1/10/11—1/12/11	343,000,000 [b]	342,976,080
General Electric Capital Corp.
0.25%, 3/15/11	125,000,000	124,936,632
ING (US) Funding LLC
0.22%, 1/6/11	50,000,000	49,998,472
NRW Bank
0.34%, 4/8/11	200,000,000 [b]	199,816,778
Skandinaviska Enskilda Banken
0.33%, 1/4/11	100,000,000 [b]	99,997,250

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
Societe Generale N.A. Inc.
0.11%, 1/3/11	275,000,000	274,998,319
Total Commercial Paper
(cost $1,192,607,656)		1,192,607,656

Asset-Backed Commercial Paper—4.6%
Argento Variable Funding Ltd.
0.32%, 3/3/11
(cost $282,846,551)	283,000,000 [b]	282,846,551

Corporate Notes—4.0%
Credit Suisse
0.60%, 1/19/11
(cost $250,000,000)	250,000,000 [a]	250,000,000

Time Deposits—15.2%
Commerzbank (Grand Cayman)
0.15%, 1/3/11	275,000,000	275,000,000
Dexia Credit Local (Grand Cayman)
0.23%, 1/3/11	200,000,000	200,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.01%, 1/3/11	250,000,000	250,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.01%—0.03%, 1/3/11	218,000,000	218,000,000
Total Time Deposits
(cost $943,000,000)		943,000,000

U.S. Government Agencies—8.1%
Federal Farm Credit Bank
0.30%, 11/23/11	100,000,000 [a]	99,936,689
Federal Home Loan Bank
0.37%, 1/3/11	100,000,000 [a]	99,946,690
Federal Home Loan Mortgage Corp.
0.27%, 1/14/11	300,000,000 [a,c]	300,000,000
Total U.S. Government Agencies
(cost $499,883,379)		499,883,379

The Funds	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreement—9.7%
TD Securities (USA) LLC
0.22%, dated 12/31/10, due 1/3/11 in the amount of $600,011,000
(fully collateralized by $87,625,000 U.S. Treasury Bills, due 9/22/11,
value $87,482,522, $171,248,000 U.S. Treasury Inflation Protected
Securities, 1.38%-3.88%, due 1/15/20-4/15/29, value $228,705,924 and $293,695,500 U.S. Treasury Notes, 0.50%-4.63%, due 8/31/11-8/31/17,
value $295,811,626) (cost $600,000,000)	600,000,000	600,000,000

Total Investments (cost $6,193,337,586)	99.9%	6,193,337,586

Cash and Receivables (Net)	.1%	4,941,243

Net Assets	100.0%	6,198,278,829

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2010, these securities amounted to $1,275,520,784 or 20.6% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	75.5	Asset-Backed/Multi-Seller Programs	4.6
Repurchase Agreement	9.7	Finance	2.0
U.S. Government Agencies	8.1		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
December 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—24.7%
1/20/11	0.08	200,000,000	199,992,084
5/26/11	0.20	200,000,000	199,838,889
Total U.S. Treasury Bills
(cost $399,830,973)			399,830,973

U.S. Treasury Notes—12.7%
5/2/11	0.26	130,000,000	130,265,480
8/1/11	0.27	25,000,000	25,103,516
9/30/11	0.27	50,000,000	50,270,804
Total U.S. Treasury Notes
(cost $205,639,800)			205,639,800

Repurchase Agreements—62.1%
Barclays Capital, Inc.
dated 12/31/10, due 1/3/11 in the amount of
$303,006,313 (fully collateralized by $244,818,000
U.S. Treasury Inflation Protected Securities, 2%,
due 7/15/14, value $309,060,096)	0.25	303,000,000	303,000,000
BNP Paribas
dated 12/31/10, due 1/3/11 in the amount of
$200,002,500 (fully collateralized by $12,847,000
U.S. Treasury Bonds, 4.38%, due 2/15/38, value
$13,013,577 and $187,036,700 U.S. Treasury Notes,
4.25%, due 1/15/11, value $190,986,478)	0.15	200,000,000	200,000,000
Citibank, NA
dated 12/31/10, due 1/3/11 in the amount of
$200,004,167 (fully collateralized by $213,899,500
U.S. Treasury Notes, 1.88%, due 9/30/17,
value $204,000,020)	0.25	200,000,000	200,000,000
Deutsche Bank Securities Inc.
dated 12/31/10, due 1/3/11 in the amount of
$100,001,500 (fully collateralized by $99,657,400
U.S. Treasury Notes, 3.50%, due 5/15/20,
value $102,000,098)	0.18	100,000,000	100,000,000

The Funds	11

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
dated 12/31/10, due 1/3/11 in the amount of
$200,001,667 (fully collateralized by $201,635,700
U.S. Treasury Notes, 0.63%-1.38%, due
3/15/12-12/31/12, value $204,000,069)		0.10	200,000,000	200,000,000
Total Repurchase Agreements
(cost $1,003,000,000)				1,003,000,000

Total Investments (cost $1,608,470,773)			99.5%	1,608,470,773
Cash and Receivables (Net)			.5%	8,080,408
Net Assets			100.0%	1,616,551,181

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Repurchase Agreements	62.1	U.S. Treasury Notes		12.7
U.S. Treasury Bills	24.7			99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
December 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—100.0%
1/6/11	0.12	100,619,000	100,617,304
1/13/11	0.19	68,000,000	67,995,807
1/20/11	0.09	8,000,000	7,999,636
1/27/11	0.13	81,000,000	80,992,669
2/3/11	0.12	156,000,000	155,982,198
2/10/11	0.13	162,000,000	161,976,617
3/3/11	0.14	74,000,000	73,982,632
3/17/11	0.13	55,000,000	54,985,104
3/31/11	0.14	50,000,000	49,983,312
6/23/11	0.18	57,000,000	56,950,010
Total Investments (cost $811,465,289)		100.0%	811,465,289
Cash and Receivables (Net)		.0%	359,309
Net Assets		100.0%	811,824,598

Portfolio Summary (Unaudited)†
			Value (%)
U.S. Treasury Bills			100.0

† Based on net assets.
See notes to financial statements.

The Funds	13

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	6,193,337,586[a]	1,608,470,773[a]	811,465,289
Cash	4,676,164	8,779,885	467,508
Interest receivable	2,459,043	428,374	—
Other receivables	3,324	1,714	2,112
	6,200,476,117	1,617,680,746	811,934,909
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	1,058,921	275,026	109,806
Payable for shares of Beneficial Interest redeemed	1,138,367	854,539	505
	2,197,288	1,129,565	110,311
Net Assets ($)	6,198,278,829	1,616,551,181	811,824,598
Composition of Net Assets ($):
Paid-in capital	6,199,257,038	1,617,005,747	811,833,521
Accumulated net realized gain (loss) on investments	(978,209)	(454,566)	(8,923)
Net Assets ($)	6,198,278,829	1,616,551,181	811,824,598
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,836,862,764	222,951,201	514,406,914
Shares Outstanding	1,836,477,815	222,922,196	514,414,130
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	3,481,445,551	275,159,820	41,898,749
Shares Outstanding	3,480,976,218	275,082,252	41,899,200
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	27,498,123	5,366,211	6,250
Shares Outstanding	27,495,410	5,365,804	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	603,226,450	897,798,704	255,512,685
Shares Outstanding	603,184,062	897,734,024	255,513,941
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	249,245,941	215,275,245	—
Shares Outstanding	249,224,816	215,258,654	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	6,193,337,586	1,608,470,773	811,465,289

a Amount includes repurchase agreements of $600,000,000 for Dreyfus Institutional Reserves Money Fund and $1,003,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended December 31, 2010

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	30,217,488	3,782,872	1,088,583
Expenses:
Management fee—Note 2(a)	12,486,379	2,865,093	1,346,866
Distribution fees—Note 2(b)	6,564,141	4,371,205	766,818
Trustees’ fees—Note 2(c)	106,989	27,817	14,021
Total Expenses	19,157,509	7,264,115	2,127,705
Less—reduction in expenses due to undertaking—Note 2(a)	(2,121,360)	(3,639,532)	(1,033,086)
Less—Trustees’ fees reimbursed by the Manager—Note 2(c)	(106,989)	(27,817)	(14,021)
Net Expenses	16,929,160	3,596,766	1,080,598
Investment Income—Net	13,288,328	186,106	7,985
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	548,536	—	(16)
Net Increase in Net Assets Resulting from Operations	13,836,864	186,106	7,969

See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2010	2009
Operations ($):
Investment income—net	13,288,328	51,805,659
Net realized gain (loss) on investments	548,536	279,148
Net Increase (Decrease) in Net Assets Resulting from Operations	13,836,864	52,084,807
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5,980,288)	(18,862,095)
Hamilton Shares	(7,261,165)	(25,767,824)
Agency Shares	(18,071)	(263,421)
Premier Shares	(28,714)	(5,742,686)
Classic Shares	(90)	(1,258,624)
Total Dividends	(13,288,328)	(51,894,650)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	15,084,987,428	14,291,141,277
Hamilton Shares	16,538,191,224	23,138,496,493
Agency Shares	131,313,630	261,822,798
Premier Shares	2,626,003,239	4,204,653,386
Classic Shares	2,691,464,987	4,065,556,141
Dividends reinvested:
Institutional Shares	552,377	224,824
Hamilton Shares	171,580	5,991,561
Agency Shares	—	142
Premier Shares	1,678	237,290
Classic Shares	90	1,209,910
Cost of shares redeemed:
Institutional Shares	(15,700,725,589)	(15,353,973,175)
Hamilton Shares	(18,559,454,160)	(21,681,342,166)
Agency Shares	(146,624,487)	(272,439,565)
Premier Shares	(2,851,419,440)	(5,173,530,267)
Classic Shares	(2,980,135,950)	(4,223,575,615)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,165,673,393)	(735,526,966)
Settlement payment from unaffiliated third party†	1,896,975	—
Total Increase (Decrease) In Net Assets	(3,163,227,882)	(735,336,809)
Net Assets ($):
Beginning of Period	9,361,506,711	10,096,843,520
End of Period	6,198,278,829	9,361,506,711

† See Note 3.
See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	186,106	437,844	7,985	271,882
Net realized gain (loss) on investments	—	39,056	(16)	11,667
Net Increase (Decrease) in Net Assets
Resulting from Operations	186,106	476,900	7,969	283,549
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(99,315)	(215,528)	(7,880)	(265,190)
Hamilton Shares	(86,402)	(216,654)	(10)	(3,029)
Agency Shares	(3)	(2,647)	—	—
Premier Shares	(317)	(16,176)	(95)	(3,663)
Classic Shares	(69)	(4,956)	—	—
Total Dividends	(186,106)	(455,961)	(7,985)	(271,882)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	996,195,215	1,582,724,932	1,756,092,841	1,408,006,222
Hamilton Shares	3,587,076,267	5,496,391,468	420,950,453	229,171,171
Agency Shares	59,386,898	781,993,277	—	—
Premier Shares	3,207,044,127	3,958,263,671	2,752,610,311	2,181,301,639
Classic Shares	1,203,305,376	1,579,633,275	—	—
Dividends reinvested:
Institutional Shares	445	592	863	25,798
Hamilton Shares	4,538	17,322	—	334
Premier Shares	4	614	—	37
Classic Shares	63	4,602	—	—
Cost of shares redeemed:
Institutional Shares	(1,278,185,236)	(1,295,072,383)	(1,798,410,082)	(1,717,996,748)
Hamilton Shares	(3,975,102,785)	(5,578,566,229)	(390,513,388)	(254,701,758)
Agency Shares	(60,947,283)	(832,268,932)	—	(10)
Premier Shares	(3,490,864,692)	(4,464,950,357)	(2,787,847,076)	(2,261,944,376)
Classic Shares	(1,325,352,333)	(1,752,151,815)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,077,439,396)	(523,979,963)	(47,116,078)	(416,137,691)
Settlement payment from
unaffiliated third party†	519,529	—	—	—
Total Increase (Decrease) In Net Assets	(1,076,919,867)	(523,959,024)	(47,116,094)	(416,126,024)
Net Assets ($):
Beginning of Period	2,693,471,048	3,217,430,072	858,940,692	1,275,066,716
End of Period	1,616,551,181	2,693,471,048	811,824,598	858,940,692

† See Note 3.
See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton,Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2010	1.00	.002	(.002)	1.00	.21	.14	.14	.19	1,836,863
2009	1.00	.006	(.006)	1.00	.57	.17	.17	.61	2,451,271
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
2006	1.00	.049	(.049)	1.00	5.05	.14	.14	5.09	531,689
Hamilton Shares
Year Ended December 31,
2010	1.00	.002	(.002)	1.00	.15	.19	.19	.15	3,481,446
2009	1.00	.005	(.005)	1.00	.51	.21	.21	.50	5,501,158
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
2006	1.00	.048	(.048)	1.00	5.00	.19	.19	4.89	5,102,680
Agency Shares
Year Ended December 31,
2010	1.00	.001	(.001)	1.00	.06	.29	.28	.05	27,498
2009	1.00	.004	(.004)	1.00	.42	.32	.31	.42	42,799
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
2006	1.00	.024	(.024)	1.00	2.43	.29	.29	5.08	59,322
Premier Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.44	.33	—[b]	603,226
2009	1.00	.003	(.003)	1.00	.31	.47	.44	.36	828,469
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
2006	1.00	.046	(.046)	1.00	4.74	.44	.44	4.68	3,080,742
Classic Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.69	.33	—[b]	249,246
2009	1.00	.002	(.002)	1.00	.18	.72	.57	.18	537,810
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224
2006	1.00	.044	(.044)	1.00	4.48	.69	.69	4.41	1,453,589

a	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.
See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Year Ended December 31,
2010	1.00	.001	(.001)	1.00	.05	.14	.13	.04	222,951
2009	1.00	.001	(.001)	1.00	.06	.15	.15	.06	504,846
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
2006	1.00	.048	(.048)	1.00	4.87	.15	.15	4.79	31,683
Hamilton Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	.02	.19	.18	.01	275,160
2009	1.00	—[a]	—[a]	1.00	.03	.20	.19	.03	663,017
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
2006	1.00	.047	(.047)	1.00	4.82	.20	.20	4.78	712,614
Agency Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.29	.19	—[b]	5,366
2009	1.00	—[a]	—[a]	1.00	—[b]	.32	.24	.01	6,925
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
2006	1.00	.007	(.007)	1.00	.72	.30	.30	4.98	1,665
Premier Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.44	.19	—[b]	897,799
2009	1.00	—[a]	—[a]	1.00	—[b]	.46	.22	—[b]	1,181,422
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
2006	1.00	.045	(.045)	1.00	4.56	.45	.45	4.45	1,729,522
Classic Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.69	.18	—[b]	215,275
2009	1.00	—[a]	—[a]	1.00	—[b]	.71	.22	—[b]	337,261
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131
2006	1.00	.042	(.042)	1.00	4.30	.70	.70	4.25	471,111

a	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Funds	19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.16	.13	—[b]	514,407
2009	1.00	—[a]	—[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[c]	1.00	.008	(.008)	1.00	.82[d]	.67[e]	.16[e]	4.91[e]	50,203
Hamilton Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.20	.13	—[b]	41,899
2009	1.00	—[a]	—[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[c]	1.00	—[a]	—[a]	1.00	—[b]	—[b]	—[b]	—[b]	—[f]
Agency Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.30	.13	—[b]	6
2009	1.00	—[a]	—[a]	1.00	—[b]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	—[a]	—[a]	1.00	—[b]	—[b]	—[b]	—[b]	—[f]
2006[c]	1.00	—[a]	—[a]	1.00	—[b]	—[b]	—[b]	—[b]	—[f]
Premier Shares
Year Ended December 31,
2010	1.00	—[a]	—[a]	1.00	—[b]	.45	.13	—[b]	255,513
2009	1.00	—[a]	—[a]	1.00	—[b]	.46	.18	—[b]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[c]	1.00	—[a]	—[a]	1.00	.04[d]	.98[e]	.45[e]	4.50[e]	291

a	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.
c	From November 1, 2006 (commencement of initial offering) to December 31, 2006.
[d]	Not annualized.
e	Annualized.
f	Amount represents less than $1,000.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of December 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Funds	21

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of December 31, 2010 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be

Table 1—Fair Value Measurements

creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For fed-

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	6,193,337,586	—	6,193,337,586
Dreyfus Institutional Reserves Treasury Fund	—	1,608,470,773	—	1,608,470,773
Dreyfus Institutional Reserves Treasury Prime Fund	—	811,465,289	—	811,465,289

† See Statement of Investments for additional detailed categorizations.

eral tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2010, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010.

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2010 and December 31, 2009 were all ordinary income.

At December 31, 2010, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton shares, Agency shares, Premier shares and Classic shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended December 31, 2010.

Table 2—Capital Loss Carryover

				Expiring in fiscal:†
	2013	2014	2015	2016	2017 2018		Total
Dreyfus Institutional Reserves Money Fund	—	627,578 350,631		—	—	—	978,209
Dreyfus Institutional Reserves Treasury Fund	127,582	214,708 112,276		—	—	—	454,566
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	1,243	7,664	—	16	8,923

† If not applied, the carryovers expire in the above years.

Table 3—Expense Reductions

	Institutional	Hamilton		Agency	Premier		Classic
	Shares ($)	Shares ($) Shares ($)			Shares ($)		Shares ($)
Dreyfus Institutional Reserves Money Fund	—		—	3,910	716,332	1,401,118
Dreyfus Institutional Reserves Treasury Fund	16,952	104,366		6,629	2,218,390	1,293,195
Dreyfus Institutional Reserves Treasury Prime Fund	176,026	20,011		11	837,038		—

The Funds	23

NOTES TO FINANCIAL STATEMENTS (continued)

The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .14%, .19%, .29%, .44%, and .69%, respectively.

The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Treasury Prime Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares and Premier shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .16%, .20%, .30% and .45%, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares; respectively. The Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amounts each fund was charged pursuant to the Plan during the period ended December 31, 2010.

Table 5 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

NOTE—3 Other:

During the period ended December 31, 2010, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund received regulatory settlement payments of $1,896,975 and $519,529, respectively, from an unaffiliated third party which are included in the Statements of Changes in Net Assets.The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of each fund.

Table 4—Distribution Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	2,378,567	50,433	1,980,818	2,154,323
Dreyfus Institutional Reserves Treasury Fund	345,915	9,461	2,616,658	1,399,171
Dreyfus Institutional Reserves Treasury Prime Fund	11,705	9	755,104	—

Table 5—Due to The Dreyfus Corporation and Affiliates

	Management		Distribution	Less Expense
		Fees ($)	Fees ($) Reimbursement ($)
Dreyfus Institutional Reserves Money Fund		764,888	447,399	(153,366)
Dreyfus Institutional Reserves Treasury Fund		204,103	358,180	(287,257)
Dreyfus Institutional Reserves Treasury Prime Fund		111,305	61,176	(62,675)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended December 31, 2007 and 2006 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the

Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Institutional Reserves Funds at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The Funds	25

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes the fund hereby designates 89.13% of ordinary income dividends paid during the fiscal year ended December 31, 2010 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2010 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2010 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2010 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board ofTrustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of each fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of the Manager regarding services provided to the funds and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to each fund by the Manager pursuant to the Management Agreement. The Board noted that each fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the funds. The Manager also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

Dreyfus Institutional Reserves Treasury Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Treasury Performance Group”) and to a larger universe of funds, consisting of all institutional U.S. Treasury money market funds (the “Treasury Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data (“Lipper”). The Board was provided with a description of the methodology Lipper used to select the Treasury Performance Group and Treasury Performance Universe, as well as the Treasury Expense Group and Treasury Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was at or above the Treasury Performance Group and Treasury Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Treasury Expense Group”) and a broader group of funds (the “Treasury Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee and total expense ratio were lower than the Treasury Expense Group medians, the actual management fee and total expense ratio were lower than the Treasury Expense Universe medians and the actual management fee was slightly higher than the Treasury Expense Group median.The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

The Funds	27

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of fees paid in light of the services provided; it was noted that the Treasury Similar Funds generally had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Treasury Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Treasury Prime Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Treasury Prime Performance Group”) and to a larger universe of funds, consisting of all institutional U.S. Treasury money market funds (the “Treasury Prime Performance Universe”), selected and provided by Lipper.The Board was provided with a description of the methodology Lipper used to select the Treasury Prime Performance Group and Treasury Prime Performance Universe, as well as the Treasury Prime Expense Group and Treasury Prime Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was at or above the Treasury Prime Performance Group andTreasury Prime Performance Universe medians for all periods, except for the one-year period when it was below the Treasury Prime Performance Group median.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Treasury Prime Expense Group”) and broader group of funds (the “Treasury Prime Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was lower than theTreasury Prime Expense Group median and the total expense ratio was at the Treasury Prime Expense Group median and lower than theTreasury Prime Expense Universe median. The Board also noted that the actual management fee was higher than the Treasury Prime Expense Group and Treasury Prime Expense Universe medians.The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Prime Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Treasury Prime Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Money Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Money Fund Performance Group”) and to a larger uni-

verse of funds, consisting of all institutional money market funds (the “Money Fund Performance Universe”), selected and provided by Lipper. The Board was provided with a description of the methodology Lipper used to select the Money Fund Performance Group and Money Fund Performance Universe, as well as the Money Fund Expense Group and Money Fund Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was above the Money Fund Performance Group and Money Fund Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Money Fund Expense Group”) and a broader group of funds (the “Money Fund Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee was lower than the Money Fund Expense Group median, the actual management fee was at the Money Fund Expense Group median and lower than the Money Fund Expense Universe median and the total expense ratio was lower than the Money Fund Expense Group and Money Fund Expense Universe medi-ans.The Board considered the current fee waiver and expense reimbursement undertaken by the Manager.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Money Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strate-

gies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Money Funds generally had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Money Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

All Funds

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds. The Board members evaluated the profitability analysis in light of the relevant circumstances for the funds, including the decline in assets, and the extent to which economies of scale would be realized if the funds grow and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the funds’ investments.

The Funds	29

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the funds as part of their evaluation of whether the fees under the Management Agreements bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the funds was within the range determined by appropriate court cases to be reasonable given the services rendered.The Board also noted fee waiver and expense reimbursement arrangements and the effect on the profitability of the Manager, as applicable.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with each fund’s performance.

  The Board concluded that the fee paid by the funds to the Manager was reasonable in light of the services provided, comparative performance, expense and management fee information (including fee waiver and expense reimburse- ment arrangements), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the funds.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the funds had been adequately considered by the Manager in connection with the manage- ment fee rate charged to the funds and that, to the extent in the future it were determined that material economies of scale had not been shared with the funds, the Board would seek to have those economies of scale shared with the funds.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each Management Agreement was in the best interests of the funds and their shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

**Joseph S. DiMartino (67)**
**Chairman of the Board (2008)**

*Principal Occupation During Past 5 Years:*
- Corporate Director and Trustee

*Other Public Company Board Memberships During Past 5 Years:*
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

*No. of Portfolios for which Board Member Serves:* 169

---

**Clifford L. Alexander, Jr. (77)**
**Board Member (2008)**

*Principal Occupation During Past 5 Years:*
- President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

*No. of Portfolios for which Board Member Serves:* 46

---

**David W. Burke (74)**
**Board Member (2008)**

*Principal Occupation During Past 5 Years:*
- Corporate Director and Trustee

*No. of Portfolios for which Board Member Serves:* 84

---

**Whitney I. Gerard (76)**
**Board Member (2008)**

*Principal Occupation During Past 5 Years:*
- Partner of Chadbourne & Parke LLP

*No. of Portfolios for which Board Member Serves:* 26

**Nathan Leventhal (67)**
**Board Member (2009)**

*Principal Occupation During Past 5 Years:*
- Commissioner, NYC Planning Commission (March 2007-present)
- Chairman of the Avery-Fisher Artist Program (November 1997-present)

*Other Public Company Board Memberships During Past 5 Years:*
- Movado Group, Inc., Director

*No. of Portfolios for which Board Member Serves:* 44

---

**George L. Perry (76)**
**Board Member (2008)**

*Principal Occupation During Past 5 Years:*
- Economist and Senior Fellow at Brookings Institution

*No. of Portfolios for which Board Member Serves:* 26

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**Benaree Pratt Wiley (64)**
**Board Member (2009)**

*Principal Occupation During Past 5 Years:*
- Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)
- President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

*Other Public Company Board Memberships During Past 5 Years:*
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

*No. of Portfolios for which Board Member Serves:* 72

---

*Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.*

*Lucy Wilson Benson, Emeritus Board Member*
*Arthur A. Hartman, Emeritus Board Member*

The Funds 31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 169 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

The Funds	33

NOTES

# For More Information

**Dreyfus Institutional Reserves Funds**
200 Park Avenue
New York, NY 10166

**Manager**

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

**Custodian**

The Bank of New York Mellon
One Wall Street
New York, NY 10286

**Transfer Agent & Dividend Disbursing Agent**

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

**Distributor**

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

| **Ticker Symbols:** | Institutional | Hamilton | Agency | Premier | Classic |
|---|---|---|---|---|---|
| Dreyfus Institutional Reserves Money Fund | DSVXX | DSHXX | DRGXX | DERXX | DLSXX |
| Dreyfus Institutional Reserves Treasury Fund | DNSXX | DHLXX | DGYXX | DRRXX | DSSXX |
| Dreyfus Institutional Reserves Treasury Prime Fund | DUPXX | DHMXX | DANXX | DMEXX | |

**Telephone** Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

**E-mail** Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

**Mail** Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

IRFAR1210

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    82,008 in 2009 and $84,408 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $      15,828 in 2009 and $16,146 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2009 and $0 in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $            9,000 in 2009 and $15,989 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $    0 in 2009 and $4,202 in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $24,975,296 in 2009 and $    39,552,052 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)